                          UNITED STATES
               SECURITIES AND EXCHANGE COMMISSION
                     WASHINGTON, D.C.  20549

                            Form 13F

                       Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2001

Check here if Amendment [   ]; Amendment Number:
    This Amendment (Check only one.):  [   ] is a restatement.
                                       [   ] adds new holdings
                                             entries.

Institutional Investment Manager Filing this Report:

Name:    Brandywine Managers, LLC
Address: 7234 Lancaster Pike
         Hockessin, DE  19707

Form 13F File Number: 28-06335

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Richard E. Carlson
Title:   Secretary & Treasurer
Phone:   (302) 234-5750

Signature, Place, and Date of Signing:

         /s/  Richard E. Carlson  Hockessin, DE        11/8/01
         _______________________ _____________________ _________
              [Signature]           [City, State]        [Date]

Report Type (Check only one.):

[  ]     13F HOLDINGS REPORT.  (Check here if all holdings of
         this reporting manager are reported in this report.)

[  ]     13F NOTICE.  (Check here if no holdings reported are in
         this report, and all holdings are reported by other reporting manger(s).)



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[ X ]    13F COMBINATION REPORT.  (Check here if a portion of the
         holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

         Form 13F File Number     Name


         28-06287             ABANCO Investments, Ltd.
         28-4558              Parametric Portfolio Assoc.
         28-3420              Ashford Capital Management, Inc.
         28-04874             Gardner Lewis Asset Management, LP






































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                      Form 13F SUMMARY PAGE

Report Summary:


Number of Other Included Managers:          None

Form 13F Information Table Entry Total:     14

Form 13F Information Table Value Total:     $903
                                            [in thousands]


List of Other Included Managers:  None


Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

    No.     Form 13F File Number  Name


    [Repeat as necessary.]

























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
                                                   Form 13F INFORMATION TABLE
                                                       September 30, 2001

COLUMN 1                 COLUMN2     COLUMN 3     COLUMN 4        COLUMN 5       COLUMN 6      COLUMN 7        COLUMN 8

                         TITLE                    VALUE               SH/ PUT    INVESTMENT    OTHER        VOTING AUTHORITY
NAME OF ISSUER           OF CLASS    CUSIP        (X1000)    SHARES   PRN CALL   DISCRETION    MGRS      SOLE    SHARED    NONE
--------------           --------    -----        -------    ------   --------   ----------    -----     ----------------------

Ambase Corp.             Common     023641064        17       17,943  SH         Shared-OTHER             17,943
Ascent Assurance         Common     04362N103        14       13,733  SH         Shared-OTHER             13,733
Clean Harbors            Common     184496107        43       18,513  SH         Shared-OTHER             18,513
Comdisco Inc             Common     200336105        13       22,000  SH         Shared-OTHER             22,000
American Bank Note
  Holographics Inc       Common     243771030        20       11,600  SH         Shared-OTHER             11,600
El Paso Electric Co New  Common     283677854       138       10,521  SH         Shared-OTHER             10,521
Harvard Industries       Common     417434503        17       22,790  SH         Shared-OTHER             22,790
JPS Industries, Inc.     Common     46624E405        88       17,275  SH         Shared-OTHER             17,275
Meritor Savings Bank     Common     590007100        32       21,591  SH         Shared-OTHER             21,591
Nextwave Telecom Inc     Common     65332M103       221       21,500  SH         Shared-OTHER             21,500
Security Assoc. Intl.    Common     813764305        80       40,000  SH         Sole                     40,000
Stone & Webster          Common    8615721050        12       13,000  SH         Shared-OTHER             13,000
TFC Enterprises, Inc.    Common    8828951050        78       37,970  SH         Shared-OTHER             37,970
OMI Corp                 Common     Y6476W104       130       30,700  SH         Shared-OTHER             30,700
                                                    903      299,136                                     299,136
























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